Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at	Dec 31 2019	Dec 31 2018
Restricted cash(a)	$39,413	$18,545
Restricted cash and cash equivalents for vessels under construction(b)	—	66,452
Chile VAT receivable	20,874	22,595
Investment in Carbon Recycling International	4,620	4,620
Defined benefit pension plans (note 21)	5,856	5,150
Other	20,228	18,044
Total other assets	$90,991	$135,406
Less current portion(c)	(8,180)	(60,931)
	$82,811	$74,475

a) Restricted cash
The Company holds $39.4 million (2018 - $18.5 million) of restricted cash for the funding of debt service accounts.

b) Restricted cash and cash equivalents for vessels under construction
As at December 31, 2019, the Company holds nil (2018 - $66.5 million, of which $60.9 million was recorded as current) in short-term, highly liquid investments held under restricted terms, for the construction of vessels.

c) Current portion of other assets
Other assets reclassified to current as at December 31, 2019 includes $3.3 million of restricted cash received as a government grant and restricted for specific capital use, as well as $4.9 million for an asset held for sale representing a vessel which the Company has entered into agreement to sell to a third party.